Goodwill - Assumptions for Cash Generating Unit (Details) - Goodwill	Dec. 31, 2025	Dec. 31, 2024
Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.90%	12.30%
Breakeven discount rate	71.30%	20.80%
Valuation revenue growth rate	1.20%	1.20%
Breakeven revenue growth rate	(13.90%)	(4.80%)
Terminal value growth rate	0.00%
Breakeven terminal value growth rate		(19.40%)
Valuation cost growth rate	1.60%	2.00%
Breakeven cost growth rate	21.90%	12.20%
CSC Commodities UK Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.00%	12.30%
Breakeven discount rate	16.20%	27.20%
Valuation revenue growth rate	2.40%	2.40%
Breakeven revenue growth rate	(1.50%)	(5.20%)
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	(4.90%)	(49.20%)
Valuation cost growth rate	2.80%	3.20%
Breakeven cost growth rate	9.70%	13.70%
Agriculture
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.80%	12.70%
Breakeven discount rate	13.40%	40.70%
Valuation revenue growth rate	1.20%	1.20%
Breakeven revenue growth rate	1.10%	(10.90%)
Terminal value growth rate	0.00%
Breakeven terminal value growth rate	(0.90%)
Valuation cost growth rate	1.60%	2.00%
Breakeven cost growth rate	2.40%	20.10%
Physical Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.00%
Breakeven discount rate	14.10%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(0.10%)
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	(1.30%)
Valuation cost growth rate	2.80%
Breakeven cost growth rate	8.30%
UK Clearing
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	11.90%
Breakeven discount rate	62.70%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(16.60%)
Terminal value growth rate	2.00%
Valuation cost growth rate	2.80%
Breakeven cost growth rate	29.60%
USA Clearing
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.20%
Breakeven discount rate	52.50%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(15.10%)
Terminal value growth rate	2.00%
Valuation cost growth rate	2.80%
Breakeven cost growth rate	28.20%
Arfinco S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.90%	10.90%
Breakeven discount rate	13.10%	11.70%
Valuation revenue growth rate	2.40%	2.40%
Breakeven revenue growth rate	2.40%	1.80%
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	1.80%	0.90%
Valuation cost growth rate	2.80%	3.20%
Breakeven cost growth rate	3.40%	4.30%
Capital Markets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.20%
Breakeven discount rate	44.80%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(10.40%)
Terminal value growth rate	2.00%
Valuation cost growth rate	2.80%
Breakeven cost growth rate	20.20%
I.L.S. Brokers Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	14.00%
Breakeven discount rate	21.10%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(1.80%)
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	(12.40%)
Valuation cost growth rate	2.80%
Breakeven cost growth rate	8.60%
X-Change Financial Access LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.30%	11.60%
Breakeven discount rate	15.90%	15.20%
Valuation revenue growth rate	2.40%	2.40%
Breakeven revenue growth rate	1.30%	0.70%
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	(3.70%)	(3.80%)
Valuation cost growth rate	2.80%	3.20%
Breakeven cost growth rate	4.40%	5.60%
Aarna Capital Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.20%
Breakeven discount rate	24.40%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(9.10%)
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	(31.00%)
Valuation cost growth rate	2.80%
Breakeven cost growth rate	25.00%
Hamilton Court
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	13.10%
Breakeven discount rate	27.10%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(2.90%)
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	(42.50%)
Valuation cost growth rate	2.80%
Breakeven cost growth rate	9.90%
Agrinvest
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	17.00%
Breakeven discount rate	17.40%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	2.10%
Terminal value growth rate	2.00%
Breakeven terminal value growth rate	1.30%
Valuation cost growth rate	2.80%
Breakeven cost growth rate	3.70%
Volatility Performance Fund S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		0.00%
Breakeven discount rate		0.00%
Valuation revenue growth rate		0.00%
Breakeven revenue growth rate		0.00%
Breakeven terminal value growth rate		0.00%
Valuation cost growth rate		0.00%
Breakeven cost growth rate		0.00%
Rosenthal Collins Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		11.60%
Breakeven discount rate		17.90%
Valuation revenue growth rate		2.40%
Breakeven revenue growth rate		(0.90%)
Breakeven terminal value growth rate		(9.40%)
Valuation cost growth rate		3.20%
Breakeven cost growth rate		7.80%
Volcap Trading Partners Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		11.30%
Breakeven discount rate		12.40%
Valuation revenue growth rate		2.40%
Breakeven revenue growth rate		1.40%
Breakeven terminal value growth rate		0.40%
Valuation cost growth rate		3.20%
Breakeven cost growth rate		5.10%
Recycled Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		10.30%
Breakeven discount rate		40.60%
Valuation revenue growth rate		2.80%
Breakeven revenue growth rate		(13.90%)
Valuation cost growth rate		3.20%
Breakeven cost growth rate		28.40%
ProTrader
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		12.30%
Breakeven discount rate		59.00%
Valuation revenue growth rate		2.40%
Breakeven revenue growth rate		(2.20%)
Valuation cost growth rate		3.20%
Breakeven cost growth rate		8.50%
Marex Spectron Europe Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		9.80%
Breakeven discount rate		41.20%
Valuation revenue growth rate		1.20%
Breakeven revenue growth rate		(7.10%)
Valuation cost growth rate		2.00%
Breakeven cost growth rate		16.30%
OTCex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		10.70%
Breakeven discount rate		26.70%
Valuation revenue growth rate		2.80%
Breakeven revenue growth rate		(3.10%)
Breakeven terminal value growth rate		(53.10%)
Valuation cost growth rate		3.20%
Breakeven cost growth rate		10.80%
Cowen's Prime Services and Outsourced Trading Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate		11.90%
Breakeven discount rate		12.90%
Valuation revenue growth rate		2.80%
Breakeven revenue growth rate		2.50%
Breakeven terminal value growth rate		0.60%
Valuation cost growth rate		3.20%
Breakeven cost growth rate		3.90%